Inventories	8 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories

Inventories consist of the following:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Raw materials	45,419	35,519	30,971
Work in progress	43,127	60,241	38,904
Finished goods	29,187	32,627	27,592
	117,733	128,387	97,467

The Company made allowances of HK$5,571, HK$6,095, HK$6,920 and HK$4,108 against the cost of inventories during the years ended April 30, 2010, 2011, 2012 and period ended December 31, 2012, respectively based on the assessment of the lower of cost or market.